Commitments and Contingencies (Details 1) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	$ 1,555
2018
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	988
2019
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	487
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	61
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	19
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	0
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	$ 0